Regulatory Matters (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SmartFinancial, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 163,683	$ 105,756
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	157,823	100,651
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	157,823	88,651
Tier 1 Capital (to Average Assets), Actual Amount	$ 157,823	$ 100,651
Total Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	10.98%	11.99%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	10.59%	11.42%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	10.59%	10.05%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.78%	9.81%
Total Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	$ 119,257	$ 70,553
Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	89,442	52,915
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	67,082	39,686
Tier 1 Capital (to Average Assets), Minimum for capital adequacy purposes Amount	$ 58,562	$ 41,052
Total Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	6.00%	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	4.50%	4.50%
Tier 1 Capital (to Average Assets), Minimum for capital adequacy purposes Ratio (as a percent)	4.00%	4.00%
Smart Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 168,148	$ 104,705
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	162,288	99,600
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	162,288	99,600
Tier 1 Capital (to Average Assets), Actual Amount	$ 162,288	$ 99,600
Total Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	11.29%	11.88%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	10.90%	11.30%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio (as a percent)	10.90%	11.30%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.26%	9.71%
Total Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	$ 119,111	$ 70,535
Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	89,333	52,901
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Amount	67,000	39,676
Tier 1 Capital (to Average Assets), Minimum for capital adequacy purposes Amount	$ 57,656	$ 41,041
Total Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	6.00%	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum for capital adequacy purposes Ratio (as a percent)	4.50%	4.50%
Tier 1 Capital (to Average Assets), Minimum for capital adequacy purposes Ratio (as a percent)	4.00%	4.00%
Total Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Amount	$ 148,889	$ 88,169
Tier 1 Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Amount	119,111	70,535
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Amount	96,778	57,310
Tier 1 Capital (to Average Assets), Minimum to be well capitalized under prompt corrective action provisions Amount	$ 72,070	$ 51,301
Total Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Ratio (as a percent)	8.00%	8.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Minimum to be well capitalized under prompt corrective action provisions Ratio (as a percent)	6.50%	6.50%
Tier 1 Capital (to Average Assets), Minimum to be well capitalized under prompt corrective action provisions Ratio (as a percent)	5.00%	5.00%